Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Share Premium [Member]	Retained Earnings [Member]	Capital Reserve [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Mar. 31, 2022	$ 191,408	$ 124,682	$ (317,210)	$ 87,756	$ 5,696	$ 4,771	$ 97,103
Balance, shares at Mar. 31, 2022	19,140,849
Ordinary shares issued during the year	$ 69	24,932					25,001
Ordinary shares issued during the year,shares	6,849
Net loss			(359,975)		(14,830)		(374,805)
Adjustments Pertaining to Business Combination
Profit on Consolidation
Adjustments Pertaining to Business Combination						45,996	45,996
Balances at Dec. 31, 2022	$ 191,477	149,614	(677,185)	87,756	(9,134)	50,767	(206,705)
Balance, shares at Dec. 31, 2022	19,147,698
Balances at Mar. 31, 2022	$ 191,408	124,682	(317,210)	87,756	5,696	4,771	97,103
Balance, shares at Mar. 31, 2022	19,140,849
Ordinary shares issued during the year	$ 69	24,932					25,001
Ordinary shares issued during the year,shares	6,849
Net loss			(654,273)		(20,675)		(674,948)
Adjustments Pertaining to Business Combination
Profit on Consolidation
Adjustments Pertaining to Business Combination						46,286	46,286
Balances at Mar. 31, 2023	$ 191,477	149,614	(971,483)	87,756	(14,979)	51,057	(506,558)
Balance, shares at Mar. 31, 2023	19,147,698
Ordinary shares issued during the year	$ 131,791	4,937,336					5,069,127
Ordinary shares issued during the year,shares	13,179,065
Net loss			(3,625,858)		(32,742)		(3,658,600)
Adjustments Pertaining to Business Combination			152,359				152,359
Class A common stock, $0.000001 par value; 100,000,000 shares authorized (3,972,528 shares issued/outstanding)	4						4
Exchange gain on translation of Foreign Subsidiaries						5,369	5,369
Balances at Dec. 31, 2023	$ 323,272	$ 5,086,950	$ (4,444,982)	$ 87,756	$ (47,721)	$ 56,426	$ (1,061,701)
Balance, shares at Dec. 31, 2023	32,326,763